Short-term Bank Loans - Summary of Short-term Bank Loans (Detail) - Short-term borrowings [member] $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 731,751
Undrawn borrowing facilities	$ 2,918,249	$ 85,025	$ 3,251,000	$ 90,000
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	0.6604%	0.6604%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	0.7394%	0.7394%